Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 06, 2022 USD ($) shares	Jan. 25, 2022 shares	Jan. 18, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Apr. 01, 2022 $ / shares	Nov. 14, 2021 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding				66			87	87	87
Major Business Combination [Member] | Cantor Fitzgerald Co [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration transferred, acquisition-date fair value | $			$ 21,900
Major Business Combination [Member] | Cantor Fitzgerald Co [Member] | Business Combination Marketing Fees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Liabilities incurred | $			8,800
Major Business Combination [Member] | Cantor Fitzgerald Co [Member] | Placement Agent Fees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Liabilities incurred | $			8,200
Major Business Combination [Member] | Cantor Fitzgerald Co [Member] | Mergers And Acquisitions Advisory Fees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Liabilities incurred | $			$ 5,000
Major Business Combination [Member] | Nettar Group Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total consideration transferred, acquisition-date fair value | $						$ 5,853
Major Business Combination [Member] | Nettar Group Inc [Member] | Ordinary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding	51,700
Liberty Strategic Capital (SATL) Holdings, LLC [Member] | Liberty Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 10.00
Class of warrant or right, date from which warrants or rights exercisable			Feb. 10, 2022
Warrants and rights outstanding term			Feb. 10, 2027
Liberty Strategic Capital (SATL) Holdings, LLC [Member] | Liberty Subscription Agreement [Member] | Private Placement Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of warrants | $			$ 150,000
CF Securities [Member] | Repurchase Of Debt Instrument [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument repurchase amount | $				$ 7,500
CF Acquisition Corp. V [Member] | Major Business Combination [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contingent liabilities recognised in business combination | $			$ 168,000
CF Acquisition Corp. V [Member] | Adjustment of Warrant Price and Warrant Redemption Price [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants issued issue price per warrant | $ / shares					$ 8.63
Class of warrants or rights redemption price per unit | $ / shares					8.63
CF Acquisition Corp. V [Member] | Adjustment of Warrant Price and Warrant Redemption Price [Member] | Top Of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment of warrant price | $ / shares					11.50
Adjustment of warrant redemption price | $ / shares					18.00
CF Acquisition Corp. V [Member] | Adjustment of Warrant Price and Warrant Redemption Price [Member] | Bottom Of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment of warrant price | $ / shares					8.63
Adjustment of warrant redemption price | $ / shares					$ 13.50
Hannover Holdings S.A. [Member] | Commencement Of Major Litigation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Legal proceedings provision | $	$ 5,900
Amount paid on legal proceedings provision | $	$ 5,900
$10.00 Liberty Share Warrants [Member] | Liberty Strategic Capital (SATL) Holdings, LLC [Member] | Liberty Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued			5,000,000
$15.00 Liberty Warrants [Member] | Liberty Strategic Capital (SATL) Holdings, LLC [Member] | Liberty Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued			15,000,000
Class A Ordinary Shares [Member] | Major Business Combination [Member] | Cantor Fitzgerald Co [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business acquisition equity interests issued or issuable number of shares issued			2,058,229
Class A Ordinary Shares [Member] | Major Business Combination [Member] | Cantor Fitzgerald Co [Member] | Placement Agent Fees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business acquisition equity interests issued or issuable number of shares issued		600,000
Class A Ordinary Shares [Member] | Liberty Strategic Capital (SATL) Holdings, LLC [Member] | Liberty Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			20,000,000
Class A Ordinary Shares [Member] | CF Securities [Member] | Repurchase Of Debt Instrument [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument convertible number of equity instruments				788,021
Class A Ordinary Shares [Member] | Hannover Holdings S.A. [Member] | Non Adjusting Events After Reporting Period [Member] | Convertible Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of common stock issued and outstanding				8.30%
Class A Ordinary Shares [Member] | Hannover Holdings S.A. [Member] | Major Ordinary Share Transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of common stock issued and outstanding	8.30%
Class A Ordinary Shares [Member] | $10.00 Liberty Share Warrants [Member] | Liberty Strategic Capital (SATL) Holdings, LLC [Member] | Liberty Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of warrant or right, number of securities called by each warrant or right			1
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 10.00
Class A Ordinary Shares [Member] | $15.00 Liberty Warrants [Member] | Liberty Strategic Capital (SATL) Holdings, LLC [Member] | Liberty Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of warrant or right, number of securities called by each warrant or right			1
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 15.00
Series A Preference Shares [Member] | Major Business Combination [Member] | Nettar Group Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding	134,735
Series B1 Preference shares [Member] | Major Business Combination [Member] | Nettar Group Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding	15,082